DEAR SHAREHOLDER:

I'm pleased to report to you on the performance of the Schwab Institutional Advantage Money Fund-Registered Trademark- for the fiscal year ended
December 31, 1997. During the reporting period, the Fund provided you with current income consistent with preservation of capital. By the end of the reporting period, the Schwab Institutional Advantage Money Fund's net assets had increased to over $275 million.

PERFORMANCE REVIEW
The table below presents 7-day yields for the Schwab Institutional Advantage Money Fund at the end of the reporting period. Bear in mind that, as with all money market funds, past performance is no guarantee of future results. Also note that, although the Fund seeks to maintain a stable $1.00 share price, money market funds are neither insured nor guaranteed by the U.S. government and there can be no assurance that the Fund will be able to maintain a stable net asset value per share.


                               7-Day Average Yields (1)
                                      (12/31/97)

                                                     Current      Effective
Schwab Institutional Advantage
Money Fund                                           5.37%        5.52%

Enclosed you will find a complete listing of the Fund's holdings as of December 31, 1997.

We appreciate your confidence in SchwabFunds-Registered Trademark- and look forward to continuing to help you achieve your financial goals in the future.


                                             Sincerely,

                                             /s/ CHARLES R. SCHWAB

                                             Charles R. Schwab
                                             Chairman
                                             The Charles Schwab Family of Funds


1. A portion of the Fund's fees were waived or reimbursed during the reporting period. Without the waivers or reimbursements, the 7-day current yield would have been 5.02% and the 7-day effective yield would have been 5.15% as of December 31, 1997.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND-Registered Trademark-
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY

                                  ASSET GROWTH

       Total                         Total                        Percentage
    Net Assets                     Net Assets                    Growth Over
  as of 12/31/97                 as of 12/31/96                    Reporting
      (000s)                         (000s)                         Period
--------------------------------------------------------------------------------
     $275,337                      $139,021                          98%
--------------------------------------------------------------------------------


             AVERAGE YIELDS FOR THE YEAR ENDED DECEMBER 31, 1997*

       Last                           Last                           Last
    Seven Days                    Three Months                  Twelve Months
--------------------------------------------------------------------------------
       5.37%                         5.26%                          5.18%
--------------------------------------------------------------------------------


                               MATURITY SCHEDULE
                          PERCENT OF TOTAL INVESTMENTS


Maturity Range        3/31/97       6/30/97       9/30/97          12/31/97
--------------------------------------------------------------------------------
      0 - 15 Days       20.5%         36.6%        38.6             12.7
     16 - 30 Days       19.9          17.0         13.7             20.8
     31 - 60 Days       17.4           7.1         21.3             17.5
     61 - 90 Days       23.9          11.7         14.3             23.2
     91 -120 Days       15.0          12.8          0.4             15.6
    Over 120 Days        3.3          14.8         11.7             10.2
 Weighted Average     52 Days       53 Days       46 Days          62 Days
--------------------------------------------------------------------------------

                               PORTFOLIO QUALITY

                                                 Percent of
                      SEC Tier                   Net Assets
                       Rating                     12/31/97
                      ------------------------------------
                       Tier 1                      100.0%
                       Tier 2                        0.0
                      ------------------------------------

* A portion of the Fund's expenses were reduced during the periods. Had these expenses not been reduced, yields would have been lower.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND -Registered Trademark-
SCHEDULE OF INVESTMENTS (IN THOUSANDS)
DECEMBER 31, 1997

                                                                                          Par           Value
                                                                                          ---           -----
COMMERCIAL PAPER AND OTHER CORPORATE OBLIGATIONS - 77.8%(a)
AUTOMOBILE RECEIVABLES - 2.2%
New Center Asset Trust
     5.86%, 03/17/98                                                                     $6,000         $5,928
                                                                                                       -------

AUTOMOTIVE - 6.9%
Ford Credit Europe PLC
     5.66%, 04/09/98                                                                      7,000          6,895
General Motors Acceptance Corp.
     5.79%, 04/16/98                                                                      6,000          5,902
     5.74%, 05/08/98                                                                      6,000          5,882
                                                                                                       -------
                                                                                                        18,679
                                                                                                       -------

BANKING-AUSTRALIA - 1.8%
National Australia Funding (Delaware)
     5.69%, 03/13/98                                                                      5,000          4,945
                                                                                                       -------

BANKING-BELGIUM - 5.5%
BBL North America
     5.80%, 02/25/98                                                                     10,000          9,913
Generale Bank, Inc.
     5.70%, 02/13/98                                                                      5,000          4,967
                                                                                                       -------
                                                                                                        14,880
                                                                                                       -------
BANKING-DENMARK - 2.2%
Unifunding, Inc.
     5.66%, 01/20/98                                                                      6,000          5,982
                                                                                                       -------

BANKING-GERMANY - 1.8%
Comision Federal de Electricidad / (Westdeutsche Landesbank LOC)
     5.86%, 02/12/98                                                                      5,000          4,966
                                                                                                       -------

BANKING-SPAIN - 4.7%
BEX America Finance, Inc.
     5.79%, 02/24/98                                                                      5,000          4,957
     5.84%, 03/06/98                                                                      8,000          7,918
                                                                                                       -------
                                                                                                        12,875
                                                                                                       -------
BANKING-SWEDEN - 4.3%
Nordbanken of North America, Inc.
     5.83%, 03/16/98                                                                     12,000         11,858
                                                                                                       -------

BANKING-UNITED KINGDOM - 4.3%
Abbey National N.A. Corp.
     5.65%, 04/01/98                                                                     12,000         11,835
                                                                                                       -------

COMPUTERS AND OFFICE EQUIPMENT - 2.2%
CSC Enterprises
     5.88%, 03/12/98                                                                      6,000          5,932
                                                                                                       -------

DIVERSIFIED FINANCIAL ASSETS - 3.3%
Sigma Finance Inc.
     5.74%, 02/27/98                                                                      9,000          8,920
                                                                                                       -------

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND -Registered Trademark-
SCHEDULE OF INVESTMENTS (IN THOUSANDS)
DECEMBER 31, 1997

                                                                                          Par           Value
                                                                                          ---           -----
FINANCE-COMMERCIAL - 10.2%
Finova Capital Corp.
     5.89%, 03/24/98                                                                     $2,000         $1,974
General Electric Capital Corp.
     5.71%, 03/27/98                                                                      6,000          5,921
General Electric Capital Services
     5.71%, 02/13/98                                                                      7,000          6,954
Heller Financial, Inc.
     5.78%, 01/14/98                                                                      1,000            998
     6.07%, 01/26/98                                                                      6,000          5,975
     5.80%, 02/10/98                                                                      6,000          5,962
                                                                                                       -------
                                                                                                        27,784
                                                                                                       -------
MISCELLANEOUS SERVICES - 4.4%
PHH Corp.
     5.64%, 01/20/98                                                                     12,000         11,965
                                                                                                       -------

MORTGAGE BANKING - 4.4%
Countrywide Home Loans, Inc.
     6.47%, 01/09/98                                                                      5,000          4,993
     5.88%, 01/21/98                                                                      7,000          6,977
                                                                                                       -------
                                                                                                        11,970
                                                                                                       -------

SECURITIES BROKERAGE-DEALER - 19.6%
BT Alex Brown Inc.
     5.73%, 04/10/98                                                                      3,000          2,954
Goldman Sachs Group, LP
     5.82%, 05/22/98                                                                      9,000          8,801
     5.83%, 05/26/98                                                                      1,000            977
Lehman Brothers Holdings, Inc.
     6.17%, 01/09/98                                                                      2,000          1,997
     6.04%, 01/28/98                                                                      2,000          1,991
     5.85%, 01/29/98                                                                      7,000          6,969
     5.80%, 02/13/98                                                                      1,000            993
Morgan Stanley-Dean Witter, Discover
     5.87%, 03/25/98                                                                     12,000         11,840
PaineWebber Group, Inc.
     5.87%, 01/22/98                                                                     13,000         12,957
Salomon, Inc.
     5.87%, 01/28/98                                                                      4,000          3,983
                                                                                                       -------
                                                                                                        53,462
                                                                                                       -------
TOTAL COMMERCIAL PAPER AND OTHER CORPORATE OBLIGATIONS
(Cost $211,981)                                                                                        211,981
                                                                                                       -------

CERTIFICATES OF DEPOSIT - 7.7%
BANKING-CANADA - 0.4%
Bank of Nova Scotia
     6.05%, 06/29/98                                                                      1,000          1,000
                                                                                                       -------

BANKING-DOMESTIC - 6.2%
Chase Manhattan Bank USA
     5.65%, 04/07/98                                                                     10,000          9,999
Wilmington Trust Company
     5.70%, 03/20/98                                                                      7,000          7,000
                                                                                                       -------
                                                                                                        16,999
                                                                                                       -------

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND -Registered Trademark-
SCHEDULE OF INVESTMENTS (IN THOUSANDS)
DECEMBER 31, 1997

                                                                                          Par           Value
                                                                                          ---           -----
BANKING-FRANCE - 1.1%
Societe Generale
     5.90%, 08/21/98                                                                     $3,000         $2,999
                                                                                                       -------
TOTAL CERTIFICATES OF DEPOSIT (Cost $20,998)                                                            20,998
                                                                                                       -------


BANK NOTES - 4.8%
BANKING-DOMESTIC - 4.8%
Bank of Boston N.A.
     5.65%, 04/06/98                                                                      5,000          5,000
     5.82%, 05/13/98                                                                      8,000          8,000
                                                                                                       -------
TOTAL BANK NOTES (Cost $13,000)                                                                         13,000
                                                                                                       -------


VARIABLE RATE OBLIGATIONS - 3.7%(a)(b)
BANKING-DOMESTIC - 3.7%
City of Aurora, Kane, Dupage, Will and Kendall Counties, Illinois Taxable
Variable Rate Demand Industrial Development Revenue Bonds Series 1996B /
(First of America Bank-ILL NA-LOC)
     6.10%, 01/07/98                                                                      2,175          2,175
Illinois Development Finance Authority Taxable Adjustable Rate Industrial
Development Revenue Bonds (Maples & Sprowl Steel, LTD. Project) Series
1996B / (LaSalle National Bank LOC)
     6.10%, 01/07/98                                                                        828            828
MoviePlex Realty Leasing, L.L.C. Adjustable Rate Tender Securities (Carmike
Cinemas) Series 1997B-3 / (Bank of New York LOC)
     5.96%, 01/07/98                                                                      2,675          2,675
New York City Industrial Development Authority Taxable Variable Rate
Demand Industrial Revenue Bonds (1997 Allway Tools, Inc. Project) /
(Citibank LOC)
     6.30%, 01/07/98                                                                        200            200
Starcrest of Cartersville Series 95A / (PNC Kentucky LOC)
     6.25%, 01/07/98                                                                      2,420          2,420
Upper Illinois River Valley Development Authority Taxable Variable Rate
Demand Solid Waste Disposal Revenue Bonds (Exolon - ESK Company
Project) Series 1996B / (Chase Manhattan Bank LOC)
     6.10%, 01/07/98                                                                      2,000          2,000
                                                                                                       -------
TOTAL VARIABLE RATE OBLIGATIONS (Cost $10,298)                                                          10,298
                                                                                                       -------

REPURCHASE AGREEMENTS - 6.0%(c)
                                                                                       Maturity
                                                                                       --------
Salomon Brothers, Inc. 6.80%, Issue Date 12/31/97
   Due 01/02/98; Tri-Party Repurchase Agreement;
   Collateralized By:  U.S. Government Agency Obligations                                16,382         16,376
                                                                                                       -------

TOTAL REPURCHASE AGREEMENTS (Cost $16,376)                                                              16,376
                                                                                                       -------


TOTAL INVESTMENTS - 100%
(Cost $272,653)                                                                                        272,653
                                                                                                       -------


See accompanying Notes to Schedule of Investments and Notes to Financial Statements.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND -Registered Trademark-
SCHEDULE OF INVESTMENTS (IN THOUSANDS)
DECEMBER 31, 1997






NOTES TO SCHEDULE OF INVESTMENTS

Yields shown are effective yields at the time of purchase, except for variable rate securities which are described below and agency coupon notes which reflect the coupon rate of the security. Yields for each type of security are stated according to the market convention for that security type. For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

(a) Certain securities purchased by the Fund are private placement securities exempt from registration by Section 4(2) of the Securities Act of 1933.
These securities generally are issued to institutional investors, such as the Schwab Institutional Advantage Money Fund. Any resale by the Fund must be in an exempt transaction, normally to a qualified institutional buyer. At December 31, 1997, the aggregate value of private placement securities held by the Fund was $12,168,000 which represented 4.42% of net assets. All of these private placement securities were determined by the Investment Manager to be liquid in accordance with procedures adopted by the Board of Trustees.

(b) Variable rate securities. Interest rates vary periodically based on current market rates. Rates shown are the effective rates as of the report date. Dates shown represent the earlier of the demand date or next interest rate change date, which is considered the maturity date for financial reporting purposes. For variable rate securities without demand features, the next interest reset date is shown.

(c) Due dates shown for repurchase agreements represent either the final maturity date or put date, which is considered the maturity date for financial reporting purposes. Repurchase Agreements are payable on seven-day demand.

Abbreviations
-------------

LOC  Letter of Credit



See accompanying Notes to Financial Statements.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND-Registered Trademark-
-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (in thousands)
December 31, 1997

ASSETS
Investments, at value  (Cost: $272,653)                                $272,653
Receivables:
   Interest                                                                 532
   Fund shares sold                                                       5,745
Deferred organization costs                                                  10
Prepaid expenses                                                             33
                                                                       --------
     Total assets                                                       278,973
                                                                       --------


LIABILITIES
Payables:
   Dividends                                                              1,783
   Fund shares redeemed                                                   1,689
   Investment advisory and administration fees                                7
   Transfer agency and shareholder service fees                              17
Other Liabilities                                                           140
                                                                       --------
     Total liabilities                                                    3,636
                                                                       --------

Net assets applicable to outstanding shares                            $275,337
                                                                       --------
                                                                       --------


NET ASSETS CONSIST OF:
  Paid-in-capital                                                      $275,340
  Accumulated net realized loss on investments sold                          (3)
                                                                       --------
                                                                       $275,337
                                                                       --------
                                                                       --------


PRICING OF SHARES
  Outstanding shares, $0.00001 par value
   (unlimited shares authorized)                                        275,340

  Net asset value, offering and redemption price per share                $1.00


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND-Registered Trademark
-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (in thousands)
Year ended December 31, 1997




Interest income                                                         $ 14,314
                                                                        --------

Expenses:

   Investment advisory and administration fees                             1,156
   Transfer agency and shareholder service fees                              628
   Custodian fees                                                            123
   Registration fees                                                         122
   Professional fees                                                          27
   Shareholder reports                                                        11
   Trustees' fees                                                             13
   Amortization of deferred organization costs                                12
   Insurance and other expenses                                               12
                                                                        --------
                                                                           2,104
Less:  expenses reduced (see Note 4)                                        (848)
                                                                        --------
     Total expenses incurred by Fund                                       1,256
                                                                        --------
Net investment income                                                     13,058

Increase in net assets resulting from operations                        $ 13,058
                                                                        --------
                                                                        --------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND-Registered Trademark-
-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (in thousands)




                                                             Year ended
                                                            December 31,
                                                       1997              1996
                                                    ---------          ---------
Operations:
  Net investment income                              $ 13,058          $  5,656
  Net realized (loss) on investments sold                   -                (2)
                                                    ---------          ---------
  Increase in net assets resulting
    from operations                                    13,058             5,654
                                                    ---------          ---------

Dividends to shareholders from
  net investment income                               (13,058)           (5,656)
                                                    ---------          ---------

Capital share transactions (at $1.00 per share):
  Proceeds from shares sold                           612,896           369,135
  Net asset value of shares issued in
   reinvestment of dividends                           10,165             4,155
  Less payments for shares redeemed                  (486,745)         (315,013)
                                                    ---------          ---------
  Increase in net assets from
   capital share transactions                         136,316            58,277
                                                    ---------          ---------

Total increase in net assets                          136,316            58,275

Net Assets:
  Beginning of period                                 139,021            80,746
                                                    ---------          ---------
  End of period                                      $275,337          $139,021
                                                    ---------          ---------
                                                    ---------          ---------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND-Registered Trademark-
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

                                                                        Year ended                        Period ended
                                                                       December 31,                       December 31,
                                                           1997            1996               1995           1994(1)
                                                         --------        --------            -------      ------------
Net asset value at beginning of period                   $   1.00        $   1.00            $  1.00        $  1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                      0.05            0.05               0.06           0.04
  Net realized and unrealized gain on investments             -               -                  -              -
                                                         --------        --------            -------      ----------
  Total from investment operations                           0.05            0.05               0.06           0.04
LESS DISTRIBUTIONS
  Dividends from net investment income                      (0.05)          (0.05)             (0.06)         (0.04)
                                                         --------        --------            -------      ----------
  Total distributions                                       (0.05)          (0.05)             (0.06)         (0.04)
                                                         --------        --------            -------      ----------
Net asset value at end of period                         $   1.00        $   1.00            $  1.00        $  1.00
                                                         --------        --------            -------      ----------
                                                         --------        --------            -------      ----------
TOTAL RETURN  (not annualized)                              5.31%           5.15%              5.65%          3.86%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000s)                       $275,337        $139,021            $80,746        $60,088
  Ratio of expenses to average net assets+                  0.50%           0.50%              0.53%          0.55%*
  Ratio of net investment income to average net assets+     5.20%           5.03%              5.50%          4.04%*


____________

+ The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

     Ratio of expenses to average net assets                 0.84%           0.88%              0.90%          0.92%*
     Ratio of net investment income to average net assets    4.86%           4.65%              5.13%          3.67%*

(1) For the period from January 4, 1994 (commencement of operations) to December 31, 1994.
 *   Annualized

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND-Registered Trademark-
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Year ended December 31, 1997



1.   DESCRIPTION OF THE FUND

The Schwab Institutional Advantage Money Fund (the "Fund") is a series of The Charles Schwab Family of Funds (the "Trust"), a no-load, open-end investment management company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940, as amended.

In addition to the Fund, the Trust also offers -- the Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab Value Advantage Money Fund-Registered Trademark-, Schwab Retirement Money Fund-Registered Trademark- and Schwab Government Cash Reserves. (The Schwab Government Cash Reserves was effective on October 20, 1997.
However, the Fund has not commenced operations). The assets of each series are segregated and accounted for separately.


2.   SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION - Investments are stated at amortized cost which approximates market value.

SECURITY TRANSACTIONS, INTEREST INCOME AND REALIZED GAINS (LOSSES) - Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

REPURCHASE AGREEMENTS - Repurchase agreements are fully collateralized by U.S. Treasury or U.S. government agency obligations. All collateral is held by the Fund's custodian, except in the case of a tri-party agreement, the collateral is held by an agent bank. The collateral is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

DIVIDENDS TO SHAREHOLDERS - The Fund declares a daily dividend, equal to its net investment income for that day, payable monthly.

DEFERRED ORGANIZATION COSTS - Costs incurred in connection with the organization of the Fund and its initial registration with the Securities and Exchange Commission are amortized on a straight-line basis over a five-year period from the Fund's commencement of operations.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND-Registered Trademark-
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Year ended December 31, 1997


EXPENSES - Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

FEDERAL INCOME TAXES - It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

3.   TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT - The Trust has investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of 0.46% of the first $1 billion of average daily net assets, 0.45% the next $2 billion, 0.40% of the next $7 billion, 0.37% of the next $10 billion, and 0.34% of such assets in excess of $20 billion. The Investment Manager has reduced a portion of its fee for the year ended December 31, 1997 (see Note
4).

TRANSFER AGENCY AND SHAREHOLDER SERVICE AGREEMENTS - The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.25% of average daily net assets. Schwab has reduced a portion of its fee for the year ended December 31, 1997 (see Note 4).

OFFICERS AND TRUSTEES -Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager and/or Schwab. During the year ended December 31, 1997, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees of $13,000 related to the Trust's unaffiliated trustees.

4.   EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab guarantee that, through at least April 30, 1998, the Fund's total operating expenses will not exceed 0.50% of the Fund's average daily net assets, after reductions and reimbursements. For the purpose of this guarantee, operating expenses do not include interest expenses, extraordinary expenses and taxes.

The Investment Manager and Schwab reduced a portion of their fees in order to limit the Fund's ratio of operating expenses to average net assets. For the year ended December 31, 1997, the total of such fees reduced by the Investment Manager and Schwab was $768,000 and $80,000, respectively (see Financial Highlights).

To the Trustees
and Shareholders of Schwab Institutional Advantage Money Fund-Registered Trademark-

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Schwab Institutional Advantage Money Fund (one of the series constituting The Charles Schwab Family of Funds, hereafter referred to as the "Trust") at December 31, 1997, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.
These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian, and brokers, and the application of alternative auditing procedures where confirmation from brokers were not received provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
San Francisco, California
January 30, 1998

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